STOCKHOLDERS' EQUITY (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	$ 100.4
Current year change	(226.8)	64.5	118.3
Balance at the end of the period	(125.5)	100.4
Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Tax benefit included in accumulated other comprehensive income	39.1
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Tax benefit included in accumulated other comprehensive income	2.0
Terex Corporation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.4	36.0	(82.3)
Current year change	(225.9)	64.4	118.3
Balance at the end of the period	(125.5)	100.4	36.0
Terex Corporation | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(59.7)	(87.7)	(69.0)
Current year change	(23.5)	28.0	(18.7)
Balance at the end of the period	(83.2)	(59.7)	(87.7)
Terex Corporation | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	61.4	127.3	(12.3)
Current year change	(101.0)	(65.9)	139.6
Balance at the end of the period	(39.6)	61.4	127.3
Terex Corporation | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(2.1)	(3.6)	(1.0)
Current year change	(1.5)	1.5	(2.6)
Balance at the end of the period	(3.6)	(2.1)	(3.6)
Terex Corporation | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.8	0	0
Current year change	(99.9)	100.8	0
Balance at the end of the period	0.9	100.8	0
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0.9	0.8	0.8
Current year change	(0.9)	0.1	0
Balance at the end of the period	0	0.9	0.8
Noncontrolling Interest | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Noncontrolling Interest | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0.9	0.8	0.8
Current year change	(0.9)	0.1	0
Balance at the end of the period	0	0.9	0.8
Noncontrolling Interest | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Noncontrolling Interest | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Parent and Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	101.3	36.8	(81.5)
Current year change	(226.8)	64.5	118.3
Balance at the end of the period	(125.5)	101.3	36.8
Parent and Noncontrolling Interest | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(59.7)	(87.7)	(69.0)
Current year change	(23.5)	28.0	(18.7)
Balance at the end of the period	(83.2)	(59.7)	(87.7)
Parent and Noncontrolling Interest | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	62.3	128.1	(11.5)
Current year change	(101.9)	(65.8)	139.6
Balance at the end of the period	(39.6)	62.3	128.1
Parent and Noncontrolling Interest | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(2.1)	(3.6)	(1.0)
Current year change	(1.5)	1.5	(2.6)
Balance at the end of the period	(3.6)	(2.1)	(3.6)
Parent and Noncontrolling Interest | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.8	0	0
Current year change	(99.9)	100.8	0
Balance at the end of the period	$ 0.9	$ 100.8	$ 0